Business acquisitions and development projects - Additional Information (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended									7 Months Ended		12 Months Ended	0 Months Ended	24 Months Ended	0 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Nov. 28, 2013 Wind Portfolio SponsorCo, LLC USD ($)	Dec. 20, 2013 New England Gas Company USD ($)	Dec. 20, 2013 New England Gas Company CAD	Apr. 02, 2013 Peach State Gas System USD ($)	Apr. 02, 2013 Peach State Gas System CAD	Feb. 01, 2013 Pine Bluff Water System USD ($)	Feb. 01, 2013 Pine Bluff Water System CAD	Jan. 02, 2013 Shady Oaks USD ($) MW	Jan. 02, 2013 Shady Oaks CAD	Dec. 31, 2013 Shady Oaks ComEd [Member] MWh	Dec. 31, 2012 Shady Oaks ComEd [Member] MWh	Dec. 31, 2013 New Hampshire Electric and Gas Utilities CAD	Jan. 04, 2012 Solar Energy Project CAD MWac	Dec. 31, 2013 Solar Energy Project CAD	Jan. 04, 2012 Developed Technology Rights Solar Energy Project CAD
Business Acquisition [Line Items]
Noncontrolling interest acquired			40.00%
Payment to acquire noncontrolling interest	0	38,756	$ 117,000
Purchase price	239,014	669,905		59,100
Purchase price, adjusted						153,000	155,578	27,934	27,858
Purchase price, debt assumed										150,000
Weighted average useful life of assets acquired				55 years	55 years	55 years	55 years	40 years	40 years	37 years	37 years
Supply commitment												252,617	310,000
Contributed revenue					3,582		37,889		8,708		17,472
Contributed earnings (loss)					1,153		5,692		1,894		3,297
Acquisition of New Hampshire Electric and Gas Systems
Adjustment to total consideration transferred														9,216
Adjustment to working capital acquired														9,869
Adjustment to goodwill acquired														957
Acquisition of solar energy project
Solar power capacity															10
Project power capacity										109.5	109.5
Additions to property, plant and equipment	158,377	75,692														33,259
Contract term															20 years
Rate per MWh															443
Consideration for development rights																	4,500
Additional contingent consideration															3,500
Achieved milestone																3,000